LEASES (Narrative) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Operating Leased Assets [Line Items]
Rent expense	$ 825,000	$ 825,000	$ 825,000
Minimum sublease rentals	$ 29,807,743
Maximum [Member]
Operating Leased Assets [Line Items]
Operating leases extended period	28 years
Minimum [Member]
Operating Leased Assets [Line Items]
Operating leases extended period	6 years